Derivatives Derivatives, Credit-Risk Contingent Features (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net derivative liabilities with credit-risk contingent features	$ 26.3	$ 23.8
Collateral posted	22.7	19.8
Additional collateral to be posted upon a below investment grade credit rating	$ 3.7	$ 4.1